Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO[1]	Summary Compensation Table Total for Second PEO[1]	Compensation Actually Paid (“CAP”) to First PEO[1,2]	Compensation Actually Paid (“CAP”) to Second PEO[1,2]	Average Summary Compensation Table Total for Non-PEO NEOs[1]	Average Compensation Actually Paid (“CAP”) to Non-PEO NEOs[1,2]	Value of Initial Fixed $100 Investment Based On:[3]		Net Income ($MM)	ROIC[4]
							TSR	Peer Group TSR
2024	$—	$6,619,371	$—	$4,045,537	$2,015,680	$755,552	$163.71	$169.14	$335.5	21.1%
2023	$10,208,430	$—	$21,648,207	$—	$3,012,548	$4,371,853	$201.09	$152.18	$518.0	28.9%
2022	$9,778,425	$—	$10,488,051	$—	$2,155,049	$2,295,919	$147.75	$120.71	$300.0	21.7%
2021	$9,540,015	$—	$15,777,895	$—	$2,426,224	$3,531,383	$149.92	$141.86	$220.9	18.8%
2020	$7,439,350	$—	$9,345,885	$—	$1,798,733	$2,175,346	$117.87	$115.38	$(10.6)	5.2%

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote	The PEO(s) for whom compensation figures are shown in this table are: for the 2020, 2021, 2022 and 2023 fiscal years, John L. Garrison, Jr. (“First PEO”); and the 2024 fiscal year, Simon Meester (“Second PEO”). Mr. Garrison retired as Chairman and Chief Executive Officer, and Mr. Meester was appointed as President and Chief Executive Officer, effective as of January 1, 2024. The Non-PEO NEOs for whom the average compensation is presented in this table are: for the 2024 fiscal year, Julie Beck, Kieran Hegarty, Scott Posner and Joshua Gross; for the 2023 fiscal year, Julie Beck,
Kieran Hegarty, Simon Meester and Scott Posner; for the 2022 fiscal year, Julie Beck, Kieran Hegarty, Simon Meester and Scott Posner; for the 2021 fiscal year, John D. Sheehan, Kieran Hegarty, Scott Posner and Amy George; and for the 2020 fiscal year, John D. Sheehan, Kieran Hegarty, Scott Posner and Amy George.

Peer Group Issuers, Footnote	For purposes of this disclosure, the peer group is the S&P 500 Industrial Machinery & Supplies & Components Index. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through the end of the listed year in either the Company or the S&P 500 Industrial Machinery & Supplies & Components Index, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,619,371	$ 10,208,430	$ 9,778,425	$ 9,540,015	$ 7,439,350
PEO Actually Paid Compensation Amount	$ 4,045,537	21,648,207	10,488,051	15,777,895	9,345,885
Adjustment To PEO Compensation, Footnote	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table with the following deductions (grant date fair value of all equity awards granted during the fiscal year) and additions (the fair value as of the end of the fiscal year of awards granted in that fiscal year that remain outstanding and unvested as of fiscal year-end; the change in fair value from the prior fiscal year-end to that fiscal year-end of equity awards granted in prior years that remained outstanding and unvested at fiscal year-end; and the change in fair value from the prior fiscal year-end through the vesting date of equity awards granted in prior years that vested during that fiscal year), as detailed in the table below. Fair value of time-based awards is based on the price of our common stock at year-end date or, in the case of vesting date, the actual vesting price. The fair value of performance-based awards, except for awards based on a market condition, is based on the same valuation methodology, except year-end values are multiplied by the probability of achievement as of the year-end date or, in the case of vesting date, the vesting date values are multiplied by actual shares earned based on performance. For awards based on a market condition, fair value is based on the Monte Carlo method as of the year-end date or, in the case of vesting date, the actual vesting price and actual shares earned.

	2020		2021		2022		2023		2024
	First PEO	Average of Non-PEO NEOs	First PEO	Average of Non-PEO NEOs	First PEO	Average of Non-PEO NEOs	First PEO	Average of Non-PEO NEOs	Second PEO	Average of Non-PEO NEOs
Compensation Total for covered fiscal year (“FY”) from Summary Compensation Table (“SCT”)	$7,439,350	$1,798,733	$9,540,015	$2,426,224	$9,778,425	$2,155,049	$10,208,430	$3,012,548	$6,619,371	$2,015,680
DEDUCT: grant date fair value (“GDFV”) of awards granted during FY, reported under the Stock Awards column in the SCT	$5,871,064	$1,039,668	$6,005,749	$1,128,010	$5,956,740	$1,023,006	$6,543,682	$1,686,898	$4,923,294	$1,111,648
ADD: FY-end fair value of awards granted during year that remain outstanding and unvested as of FY-end	$9,106,749	$1,612,654	$6,575,896	$1,286,783	$6,808,043	$1,169,208	$7,975,223	$1,869,372	$3,174,022	$722,596
ADD: change in fair value from prior FY-end to current FY-end of awards granted in any prior year that are outstanding and unvested as of FY-end	$399,454	$70,289	$4,552,701	$779,463	$638,536	$52,017	$5,861,498	$817,301	$(822,209)	$(866,562)
ADD: change in fair value from prior FY-end to vesting date for any awards granted in any prior year that vested during the FY.	$(1,728,604)	$(266,662)	$1,115,032	$166,923	$(780,213)	$(57,349)	$4,146,738	$359,530	$(2,353)	$(4,514)
Total: Compensation Actually Paid (CAP)	$9,345,885	$2,175,346	$15,777,895	$3,531,383	$10,488,051	$2,295,919	$21,648,207	$4,371,853	$4,045,537	$755,552

Non-PEO NEO Average Total Compensation Amount	$ 2,015,680	3,012,548	2,155,049	2,426,224	1,798,733
Non-PEO NEO Average Compensation Actually Paid Amount	$ 755,552	4,371,853	2,295,919	3,531,383	2,175,346
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table with the following deductions (grant date fair value of all equity awards granted during the fiscal year) and additions (the fair value as of the end of the fiscal year of awards granted in that fiscal year that remain outstanding and unvested as of fiscal year-end; the change in fair value from the prior fiscal year-end to that fiscal year-end of equity awards granted in prior years that remained outstanding and unvested at fiscal year-end; and the change in fair value from the prior fiscal year-end through the vesting date of equity awards granted in prior years that vested during that fiscal year), as detailed in the table below. Fair value of time-based awards is based on the price of our common stock at year-end date or, in the case of vesting date, the actual vesting price. The fair value of performance-based awards, except for awards based on a market condition, is based on the same valuation methodology, except year-end values are multiplied by the probability of achievement as of the year-end date or, in the case of vesting date, the vesting date values are multiplied by actual shares earned based on performance. For awards based on a market condition, fair value is based on the Monte Carlo method as of the year-end date or, in the case of vesting date, the actual vesting price and actual shares earned.

	2020		2021		2022		2023		2024
	First PEO	Average of Non-PEO NEOs	First PEO	Average of Non-PEO NEOs	First PEO	Average of Non-PEO NEOs	First PEO	Average of Non-PEO NEOs	Second PEO	Average of Non-PEO NEOs
Compensation Total for covered fiscal year (“FY”) from Summary Compensation Table (“SCT”)	$7,439,350	$1,798,733	$9,540,015	$2,426,224	$9,778,425	$2,155,049	$10,208,430	$3,012,548	$6,619,371	$2,015,680
DEDUCT: grant date fair value (“GDFV”) of awards granted during FY, reported under the Stock Awards column in the SCT	$5,871,064	$1,039,668	$6,005,749	$1,128,010	$5,956,740	$1,023,006	$6,543,682	$1,686,898	$4,923,294	$1,111,648
ADD: FY-end fair value of awards granted during year that remain outstanding and unvested as of FY-end	$9,106,749	$1,612,654	$6,575,896	$1,286,783	$6,808,043	$1,169,208	$7,975,223	$1,869,372	$3,174,022	$722,596
ADD: change in fair value from prior FY-end to current FY-end of awards granted in any prior year that are outstanding and unvested as of FY-end	$399,454	$70,289	$4,552,701	$779,463	$638,536	$52,017	$5,861,498	$817,301	$(822,209)	$(866,562)
ADD: change in fair value from prior FY-end to vesting date for any awards granted in any prior year that vested during the FY.	$(1,728,604)	$(266,662)	$1,115,032	$166,923	$(780,213)	$(57,349)	$4,146,738	$359,530	$(2,353)	$(4,514)
Total: Compensation Actually Paid (CAP)	$9,345,885	$2,175,346	$15,777,895	$3,531,383	$10,488,051	$2,295,919	$21,648,207	$4,371,853	$4,045,537	$755,552

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between CAP and Company TSR
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between CAP and Net Income
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between CAP and ROIC
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other Non-PEO NEOs, and our ROIC during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the S&P 500 Industrial Machinery & Supplies & Components Index over the same period.

Tabular List, Table

2024 Most Important Measures (Unranked)
ROIC	Relative TSR compared to Benchmark Companies
Operating Profit	NWC

Total Shareholder Return Amount	$ 163.71	201.09	147.75	149.92	117.87
Peer Group Total Shareholder Return Amount	169.14	152.18	120.71	141.86	115.38
Net Income (Loss)	$ 335,500,000	$ 518,000,000.0	$ 300,000,000.0	$ 220,900,000	$ (10,600,000)
Company Selected Measure Amount	0.211	0.289	0.217	0.188	0.052
PEO Name	Simon Meester	John L. Garrison, Jr.	John L. Garrison, Jr.	John L. Garrison, Jr.	John L. Garrison, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC
Non-GAAP Measure Description	We determined ROIC to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in the 2024 fiscal year, in accordance with Item 402(v) of Regulation S-K. For the definition and further description of ROIC, please refer to the “Compensation Discussion and Analysis” section beginning on page 21.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR compared to Benchmark Companies
Measure:: 4
Pay vs Performance Disclosure
Name	NWC
Simon Meester [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,619,371
PEO Actually Paid Compensation Amount	4,045,537
John L. Garrison Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 10,208,430	$ 9,778,425	$ 9,540,015	$ 7,439,350
PEO Actually Paid Compensation Amount		21,648,207	10,488,051	15,777,895	9,345,885
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,923,294)	(6,543,682)	(5,956,740)	(6,005,749)	(5,871,064)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,174,022	7,975,223	6,808,043	6,575,896	9,106,749
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(822,209)	5,861,498	638,536	4,552,701	399,454
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,353)	4,146,738	(780,213)	1,115,032	(1,728,604)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,111,648)	(1,686,898)	(1,023,006)	(1,128,010)	(1,039,668)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	722,596	1,869,372	1,169,208	1,286,783	1,612,654
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(866,562)	817,301	52,017	779,463	70,289
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,514)	$ 359,530	$ (57,349)	$ 166,923	$ (266,662)